Summary of Valuation of Trust's Investments by Fair Value Hierarchy (Detail) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ (691,436)	[1]	$ (152,172)	[1]	$ (2,043,296)
U.S. Treasury bills
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	50,490,178		74,597,056		100,261,940
Forward currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	827,594	[1]	1,028,311	[1]	(123,903)
Equity contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(407,897)	[1]	(509,591)	[1]	(328,297)
Interest rate contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(283,539)	[1]	357,419	[1]	(1,714,999)
Level 1 | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(691,436)	[1]	(152,172)	[1]	(2,043,296)
Level 1 | Equity contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(407,897)	[1]	(509,591)	[1]	(328,297)
Level 1 | Interest rate contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(283,539)	[1]	357,419	[1]	(1,714,999)
Level 2 | U.S. Treasury bills
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	50,490,178		74,597,056		100,261,940
Level 2 | Forward currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ 827,594	[1]	$ 1,028,311	[1]	$ (123,903)

[1]	Futures contracts and forward currency contracts are valued at unrealized appreciation/depreciation.